Benefit Plans (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Amounts Recorded In Accumulated Other Comprehensive Losses

(in millions)	Pension	Postretirement	Postemployment	Total
Net losses	$(2,401)	$(54)	$(536)	$(2,991)
Prior service cost	(70)	3		(67)
Net transition obligation	(8)			(8)
Deferred income taxes	299	19	163	481

Losses to be amortized	$(2,180)	$(32)	$(373)	$(2,585)

(in millions)	Pension	Postretirement	Postemployment	Total
Net losses	$(1,425)	$(46)	$(468)	$(1,939)
Prior service cost	(62)	4		(58)
Net transition obligation	(9)			(9)
Deferred income taxes	199	15	142	356

Losses to be amortized	$(1,297)	$(27)	$(326)	$(1,650)

(in millions)	Pension	Postretirement	Postemployment	Total
Net losses	$(1,174)	$(27)	$(463)	$(1,664)
Prior service cost	(72)	4		(68)
Net transition obligation	(9)			(9)
Deferred income taxes	184	9	140	333

Losses to be amortized	$(1,071)	$(14)	$(323)	$(1,408)

Movements In Other Comprehensive Earnings (Losses)

(in millions)	Pension	Postretirement	Postemployment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$63	$3	$39	$105
Prior service cost	9	(1)		8
Net transition obligation	1			1
Other income/expense:
Net losses	3			3
Deferred income taxes	(10)	(1)	(12)	(23)

	66	1	27	94

Other movements during the year:
Net losses	(1,042)	(11)	(107)	(1,160)
Prior service cost	(17)			(17)
Deferred income taxes	110	5	33	148

	(949)	(6)	(74)	(1,029)

Total movements in other comprehensive losses	$(883)	$(5)	$(47)	$(935)

(in millions)	Pension	Postretirement	Postemployment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$44	$1	$39	$84
Prior service cost	10			10
Other income/expense:
Net gains	(1)			(1)
Prior service cost	3			3
Deferred income taxes	(8)		(12)	(20)

	48	1	27	76

Other movements during the year:
Net losses	(294)	(20)	(44)	(358)
Prior service cost	(3)			(3)
Deferred income taxes	23	6	14	43

	(274)	(14)	(30)	(318)

Total movements in other comprehensive losses	$(226)	$(13)	$(3)	$(242)

(in millions)	Pension	Postretirement	Postemployment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$38	$1	$23	$62
Prior service cost	6			6
Other income/expense:
Net losses	4			4
Prior service cost	(2)			(2)
Deferred income taxes	(9)		(7)	(16)

	37	1	16	54

Other movements during the year:
Net gains (losses)	169	(5)	(180)	(16)
Prior service cost	(46)	(2)		(48)
Deferred income taxes	3	2	41	46

	126	(5)	(139)	(18)

Total movements in other comprehensive earnings (losses)	$163	$(4)	$(123)	$36

Fair Value Of Pension Plan Assets

(in millions)
Asset Category	At December 31, 2011	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$11	$11	$—	$—
Equity securities:
U.S. securities	89	89
International securities	894	894
Investment funds (a)	3,704	826	2,878
International government bonds	314	314
Corporate bonds	2	2
Other	33	32	1

Total	$5,047	$2,168	$2,879	$—

(a)	Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI - Europe, Switzerland, North America, Asia Pacific, Japan, Russell 3000, S&P 500 for equities; and Citigroup EMU, Citigroup Switzerland and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 53% are invested in U.S. and international equities; 34% are invested in U.S. and international government bonds; 7% are invested in corporate bonds; and 6% are invested in real estate and other money markets.

(in millions)
Asset Category	At December 31, 2010	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$155	$155	$—	$—
Equity securities:
U.S. securities	104	104
International securities	959	959
Investment funds (b)	3,240	799	2,441
International government bonds	345	345
Corporate bonds	39	39
Other	32	32

Total	$4,874	$2,433	$2,441	$—

(b)	Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI - Europe, Switzerland, North America, Asia Pacific, Japan, Russell 3000, S&P 500 for equities; and Citigroup EMU, Citigroup Switzerland and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 55% are invested in U.S. and international equities; 36% are invested in U.S. and international government bonds; 5% are invested in corporate bonds; and 4% are invested in real estate and other money markets.

Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Components Of Net Periodic Benefit Cost

	U.S. Plans			Non-U.S. Plans
(in millions)	2011	2010	2009	2011	2010	2009
Service cost	$2	$2	$2	$2	$2	$2
Interest cost	5	5	5	5	5	4
Amortization:
Net losses	1	1	1	1

Net postretirement health care costs	$8	$8	$8	$8	$7	$6

Change In Benefit Obligations

	U.S. Plans		Non-U.S. Plans
(in millions)	2011	2010	2011	2010
Accumulated postretirement benefit obligation at January 1,	$98	$92	$99	$83
Service cost	2	2	2	2
Interest cost	5	5	5	5
Benefits paid	(4)	(4)	(5)	(5)
Assumption changes	11	4	(1)	13
Actuarial losses (gains)	3	(1)	(2)	3
Currency			(2)	(2)

Accumulated postretirement benefit obligation at December 31,	$115	$98	$96	$99

Estimated Future Benefit Payments

(in millions)	U.S. Plans	Non-U.S. Plans
2012	$5	$5
2013	5	5
2014	5	5
2015	5	5
2016	6	5
2017 – 2021	29	30

Weighted-Average Assumptions Used To Determine Benefit Obligations

	U.S. Plans		Non-U.S. Plans
	2011	2010	2011	2010
Discount rate	4.50%	5.40%	5.45%	5.14%
Health care cost trend rate assumed for next year	7.50	8.00	6.55	6.29
Ultimate trend rate	5.00	5.00	4.77	4.73
Year that rate reaches the ultimate trend rate	2017	2017	2029	2029

Defined Benefit Plan Assumed Health Care Trend Rates

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total service and interest cost	19.1%	(14.8)%
Effect on postretirement benefit obligation	15.5	(12.4)

Weighted-Average Assumptions Used To Determine Benefit Cost

	U.S. Plans			Non-U.S. Plans
	2011	2010	2009	2011	2010	2009
Discount rate	5.40%	5.90%	6.10%	5.14%	5.99%	5.82%
Health care cost trend rate	8.00	7.50	8.00	6.29	7.14	7.09

Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Components Of Net Periodic Benefit Cost

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Service cost	$28	$26	$16
Interest cost	22	24	22
Amortization of net loss	39	39	23
Other expense	106	54	57

Net postemployment costs	$195	$143	$118

Change In Benefit Obligations Of Postemployment Benefit Plans

(in millions)	2011	2010
Accrued postemployment costs at January 1	$574	$630
Service cost	28	26
Interest cost	22	24
Benefits paid	(223)	(203)
Actuarial losses	118	44
Other	100	53

Accrued postemployment costs at December 31	$619	$574

Obligations and Funded Status [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Change In Benefit Obligations

	U.S. Plans		Non-U.S. Plans
(in millions)	2011	2010	2011	2010
Benefit obligation at January 1	$321	$288	$4,932	$4,589
Service cost	5	6	178	160
Interest cost	16	18	205	189
Benefits paid	(21)	(21)	(208)	(141)
Termination, settlement and curtailment			(4)	(27)
Assumption changes	44	12	510	16
Actuarial (gains) losses	(13)	18	6	(2)
Currency			(52)	116
Other			58	32

Benefit obligation at December 31	352	321	5,625	4,932

Fair value of plan assets at January 1	251	197	4,623	4,240
Actual return on plan assets	9	24	(162)	27
Employer contributions	30	51	505	382
Employee contributions			43	37
Benefits paid	(21)	(21)	(208)	(141)
Termination, settlement and curtailment				(19)
Currency			(23)	97

Fair value of plan assets at December 31	269	251	4,778	4,623

Net pension liability recognized at December 31	$(83)	$(70)	$(847)	$(309)

Pension Liabilities Recognized In Consolidated Balance Sheets

(in millions)	2011	2010
Other assets	$40	$223
Accrued liabilities – employment costs	(23)	(28)
Long-term employment costs	(947)	(574)

	$(930)	$(379)

Weighted-Average Assumptions Used To Determine Benefit Obligations

	U.S. Plans		Non-U.S. Plans
	2011	2010	2011	2010
Discount rate	4.50%	5.40%	3.40%	4.00%
Rate of compensation increase	3.50	3.50	2.66	2.90

Net Periodic Benefit Cost [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Components Of Net Periodic Benefit Cost

	U.S. Plans			Non-U.S. Plans
(in millions)	2011	2010	2009	2011	2010	2009
Service cost	$5	$6	$6	$178	$160	$135
Interest cost	16	18	17	205	189	176
Expected return on plan assets	(15)	(16)	(15)	(323)	(283)	(234)
Amortization:
Net losses	5	5	3	58	39	35
Prior service cost	1	1	1	8	9	5
Net transition obligation				1
Termination, settlement and curtailment	2	1	9	1	(6)	(2)

Net periodic pension cost	$14	$15	$21	$128	$108	$115

Weighted-Average Assumptions Used To Determine Benefit Cost

	U.S. Plans			Non-U.S. Plans
	2011	2010	2009	2011	2010	2009
Discount rate	5.40%	5.90%	6.10%	4.00%	4.33%	4.68%
Expected rate of return on plan assets	6.25	7.20	7.20	6.21	6.69	6.89
Rate of compensation increase	3.50	4.50	4.50	2.90	3.21	3.34

Plan Assets [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Future Benefit Payments

(in millions)	U.S. Plans	Non-U.S. Plans
2012	$17	$216
2013	14	217
2014	44	228
2015	17	241
2016	17	253
2017 – 2021	98	1,486